                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 03/31/06

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Empire Capital Management, LLC

Address: 1 Gorham Island
        Westport, CT 06880



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: James Morley
Title: Client Service Representative
Phone: 212-713-9117


Signature, Place, and Date of Signing:

James Morley                    New York, NY                    5/15/06
---------------------     ---------------------------      -------------------
    [Signature] [City, State] [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name

-------   ---------------------------   --------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE
UBS SECURITIES LLC

       ITEM 1           ITEM 2     ITEM 3     ITEM 4          ITEM 5           ITEM 6               ITEM 7            ITEM 8
------------------    ---------   --------   --------        ---------  ----------------------     --------    --------------------
                       TITLE                  FAIR                                     SHARED                    VOTING AUTHORITY
                        OF        CUSIP      MARKET          SHRS OF     SOLE SHARED   OTHER                   SOLE   SHARED  OTHER
  NAME OF ISSUER       CLASS      NUMBER      VALUE          PRN AMT     (A)   (B)      (C)        MANAGERS    (A)     (B)     (C)
------------------    ---------   --------   --------        -------     ---  ------ ----------    --------    ----   ------  -----
ACTIVISION INC NEW     OTC EQ   004930202  $  2,068,500.00  150000 N      X                         FINE     150000   0       0
ADAMS LABORATORIES
 INC                   OTC EQ   006244107  $    666,704.00   16764 N      X                         FINE      16764   0       0
ALTERA CORP            OTC EQ   021441100  $  4,231,200.00  205000 N      X                         FINE     205000   0       0
ALVARION LTD           OTC EQ   M0861T100  $  1,445,796.00  160644 N      X                         FINE     160644   0       0
ARRIS GROUP INC        OTC EQ   04269Q100  $  3,192,320.00  232000 N      X                         FINE     232000   0       0
ATI TECHOLOGIES INC    OTC EQ   001941103  $  3,607,800.00  210000 N      X                         FINE     210000   0       0
BLUE COAT SYSTEMS INC  OTC EQ   09534T508  $  2,174,000.00  100000 N      X                         FINE     100000   0       0
BROADCOM CORP          OTC EQ   111320107  $  5,826,600.00  135000 N      X                         FINE     135000   0       0
CADENCE DESIGN
 SYSTEMS INC           OTC EQ   127387108  $  3,882,900.00  210000 N      X                         FINE     210000   0       0
CHORDIANT SOFTWARE
 INC COM               OTC EQ   170404107  $  7,566,582.00 2168075 N      X                         FINE    2168075   0       0
CISCO SYSTEMS INC      OTC EQ   17275R102  $  3,250,500.00  150000 N      X                         FINE     150000   0       0
CONCURRENT COMPUTER
 CORP N                OTC EQ   206710204  $    242,250.00   75000 N      X                         FINE      75000   0       0
CONEXANT SYSTEMS INC   OTC EQ   207142100  $  2,070,000.00  600000 N      X                         FINE     600000   0       0
CORNING INC            COMMON   219350105  $  5,384,000.00  200000 N      X                         FINE     200000   0       0
DIGITAL VIDEO
 SYSTEMS INC           OTC EQ   25387R506  $    189,341.00  172128 N      X                         FINE     172128   0       0
DOBSON
 COMMUNICATIONS
 CORP                  OTC EQ   256069105  $  1,724,300.00  215000 N      X                         FINE     215000   0       0
ECLIPSE CORP           OTC EQ   278856109  $  4,722,000.00  200000 N      X                         FINE     200000   0       0
ELECTRONIC ARTS INC    OTC EQ   285512109  $  5,143,680.00   94000 N      X                         FINE      94000   0       0
ELECTRONICS FOR
 IMAGING IN            OTC EQ   286082102  $  4,198,297.00  150100 N      X                         FINE     150100   0       0
FINISAR CORP           OTC EQ   31787A101  $    565,800.00  115000 N      X                         FINE     115000   0       0
FIRST AVENUE
 NETWORKS INC          OTC EQ   31865X106  $ 23,698,900.00 2690000 N      X                         FINE    2690000   0       0
FORMFACTOR INC         OTC EQ   346375108  $  3,538,800.00   90000 N      X                         FINE      90000   0       0
FREESCALE
 SEMICONDUCTOR IN      COMMON   35687M107  $    486,675.00   17500 N      X                         FINE      17500   0       0
GENESIS
 MICROCHIP INC         OTC EQ   37184C103  $  1,874,400.00  110000 N      X                         FINE     110000   0       0
IAC/INTERACTIVECORP    OTC EQ   44919P300  $  3,683,750.00  125000 N      X                         FINE     125000   0       0
INTERMEC INC           COMMON   458786100  $  2,745,900.00   90000 N      X                         FINE      90000   0       0
INTERSIL
 CORPORATION CL A      OTC EQ   46069S109  $  2,313,600.00   80000 N      X                         FINE      80000   0       0
INTL RECTIFIER
 CORP                  COMMON   460254105  $  8,286,000.00  200000 N      X                         FINE     200000   0       0
KANA SOFTWARE INC      OTC EQ   483600300  $  8,917,232.00 5009681 N      X                         FINE    5009681   0       0
LANTRONIX INC          OTC EQ   516548104  $ 18,214,092.00 7783800 N      X                         FINE    7783800   0       0
LUCENT
 TECHNOLOGIES INC      COMMON   549463107  $  9,150,000.00 3000000 N      X                         FINE    3000000   0       0
MICROVISION
 INC-WASH              OTC EQ   594960106      $ 58,600.00   20000 N      X                         FINE      20000   0       0
MIPS TECHNOLOGIES
 INC                   OTC EQ   604567107  $  1,365,120.00  182992 N      X                         FINE     182992   0       0
MRV COMMUNICATIONS
 INC                   OTC EQ   553477100  $  1,127,500.00  275000 N      X                         FINE     275000   0       0
                                           $147,613,139.00

NETWORK EQUIPMENT
 TECHNOLO              COMMON   641208103  $    333,083.00   83900 N      X                         FINE      83900   0       0
NMS COMMUNICATIONS
 CORP                  OTC EQ   629248105  $    273,743.00   72998 N      X                         FINE      72998   0       0
NOKIA CORP-SPONSORED
 ADR                   COMMON   654902204  $  7,252,000.00  350000 N      X                         FINE     350000   0       0
NOVATEL WIRELESS INC   OTC EQ   66987M604  $  1,566,250.00  175000 N      X                         FINE     175000   0       0
OASYS MOBILE INC       OTC EQ   67421G104  $  2,852,226.00 1828350 N      X                         FINE    1828350   0       0
OPLINK
 COMMUNICATIONS INC    OTC EQ   68375Q403  $  5,160,540.00  297609 N      X                         FINE     297609   0       0
OVERLAND STORAGE INC   OTC EQ   690310107  $  5,581,930.00  614750 N      X                         FINE     614750   0       0
PROTOKINETIX INC COM   OTC EQ   743722100     $ 257,400.00  390000 N      X                         FINE     390000   0       0
QUALCOMM INC           OTC EQ   747525103  $ 12,905,550.00  255000 N      X                         FINE     255000   0       0
RADVISION LTD          OTC EQ   M81869105  $  8,548,365.00  478900 N      X                         FINE     478900   0       0
REDBACK NETWORK INC    OTC EQ   757209507  $  9,521,910.00  439000 N      X                         FINE     439000   0       0
RESEARCH IN MOTION
 LTD NEW               OTC EQ   760975102  $  2,546,400.00   30000 N      X                         FINE      30000   0       0
RF MICRO DEVICES INC   OTC EQ   749941100  $  1,297,500.00  150000 N      X                         FINE     150000   0       0
SAFENET INC            OTC EQ   78645R107  $  3,310,000.00  125000 N      X                         FINE     125000   0       0
SILICON IMAGE INC      OTC EQ   82705T102  $    360,850.00   35000 N      X                         FINE      35000   0       0
SILICON LABORATORIES
 INC                   OTC EQ   826919102  $  5,220,250.00   95000 N      X                         FINE      95000   0       0
SILICONWARE
 PRECISION INDS        OTC EQ   827084864  $    967,500.00  150000 N      X                         FINE     150000   0       0
SOLECTRON CORP         COMMON   834182107  $  8,085,200.00 2021300 N      X                         FINE    2021300   0       0
SUN MICROSYSTEMS INC   OTC EQ   866810104  $  9,798,300.00 1910000 N      X                         FINE    1910000   0       0
SUPERTEX INC           OTC EQ   868532102  $  1,128,600.00   30000 N      X                         FINE      30000   0       0
TEXAS INSTRUMENTS
 INC                   COMMON   882508104  $  3,084,650.00   95000 N      X                         FINE      95000   0       0
TRIDENT
 MICROSYSTEMS INC      OTC EQ   895919108  $  4,359,000.00  150000 N      X                         FINE     150000   0       0
TUMBLEWEED
 COMMUNICATIONS        OTC EQ   899690101  $ 12,703,015.00 4248500 N      X                         FINE    4248500   0       0
TURBOCHEF
 TECHNOLOGIES INC      OTC EQ   900006206  $  2,440,000.00  200000 N      X                         FINE     200000   0       0
VITALSTREAM
 HOLDINGS INC          OTC EQ   92847T100  $    231,300.00   90000 N      X                         FINE      90000   0       0
VITESSE
 SEMICONDUCTOR CORP    OTC EQ   928497106  $  3,043,000.00  850000 N      X                         FINE     850000   0       0
XM SATELLITE RADIO
 HLDGS I               OTC EQ   983759101  $  3,451,850.00  155000 N      X                         FINE     155000   0       0
ZARLINK
 SEMICONDUCTOR INC     COMMON   989139100  $  1,436,060.00  486800 N      X                         FINE     486800   0       0
ZHONE TECHNOLOGIES
 INC NEW               OTC EQ   98950P108  $  3,813,549.00 1422966 N      X                         FINE    1422966   0       0
ZORAN CORP             OTC EQ   98975F101  $  5,251,200.00  240000 N      X                         FINE     240000   0       0
                                           $126,781,221.00
                                 Aggregate $274,394,360.00